Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income per Share Basic and Diluted

The following table sets forth the computation of basic and diluted net income per share (in thousands, except per share information):

	Year Ended December 31,
	2016	2015	2014
Numerator:
Income from continuing operations	$469,855	$215,133	$167,219
Income from discontinued operations, net of income taxes	66,257	104,228	84,504

Net income	$536,112	$319,361	$251,723

Denominator:
Denominator for basic earnings per share—weighted-average shares outstanding	155,134	158,874	169,879
Effect of dilutive employee stock awards:
Employee stock awards	1,950	1,488	1,391

Denominator for diluted earnings per share—weighted-average shares outstanding	157,084	160,362	171,270
Basic earnings per share:
Income from continuing operations	$3.03	$1.35	$0.98
Income from discontinued operations, net of income taxes	0.43	0.66	0.50

Basic earnings per share	$3.46	$2.01	$1.48

Diluted earnings per share
Income from continuing operations	$2.99	$1.34	$0.98
Income from discontinued operations, net of income taxes	0.42	0.65	0.49

Diluted earnings per share	$3.41	$1.99	$1.47

Anti-dilutive weighted-average shares from stock awards	322	2,151	3,026